S000089901 [Member] N-1A Cover	Jun. 16, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DATUM ONE SERIES TRUST
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 16, 2025
Prospectus Date	Jun. 16, 2025